Earnings per Share (Details 2) - shares		12 Months Ended
	Aug. 06, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Common Stock Outstanding [Roll Forward]
Outstanding, beginning of year		5,233,986	5,032,679	4,839,114
Issuance of stock as 4% stock dividend		209,359	201,307	193,565
Purchase of treasury stock	(2,155)	(2,155)	0	0
Outstanding, end of year		5,441,190	5,233,986	5,032,679